UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
 (Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	10/31

Date of reporting period:	7/31/04

FORM N-Q
ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN FRONTIER FUND, INC.
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2004

	Shares	Value

COMMON STOCKS 98.3%

Capital Goods 8.8%
AMETEK	47,764	$1,473,042
Bucyrus International*	10,600	254,453
Chicago Bridge & Iron (NY shares) (Netherlands)	43,857	1,280,186
CLARCOR	19,550	860,200
Graco	43,176	1,359,180
Hughes Supply	18,835	1,147,428
Lincoln Electric Holdings	36,200	1,230,800
Wabash National*	35,754	1,032,575
York International	28,019	996,916

		9,634,780

Commercial Services and Supplies 9.1%
Corinthian Colleges*	46,550	870,718
Corporate Executive Board	41,780	2,369,971
Corrections Corporation of America*	39,350	1,483,495
DiamondCluster International*	112,559	1,126,716
Duratek*	51,900	737,499
Education Management*	26,640	739,393
Intersections*	24,960	365,914
Resources Connection*	60,130	2,328,534

		10,022,240

Communications Equipment 4.4%
Andrew*	47,952	518,121
ARRIS Group*	183,972	808,557
Avocent*	26,994	807,255
Brocade Communications Systems*	219,501	1,063,482
Tekelec*	86,638	1,682,943

		4,880,358

Computers and Peripherals 0.7%
Synaptics*	54,955	813,609

Construction Materials 1.2%
AMCOL International	64,974	1,305,977

Consumer Durables and Apparel 2.7%
Applica*	31,900	164,285
Warnaco Group*	75,650	1,426,381
Wolverine World Wide	59,548	1,392,232

		2,982,898

Consumer Staples 1.7%
Hain Celestial Group*	55,830	923,986
SunOpta* (Canada)	136,600	999,229

		1,923,215

See footnotes on page 4.

SELIGMAN FRONTIER FUND, INC.
SCHEDULE OF INVESTMENTS (continued) (unaudited)
July 31, 2004

	Shares	Value

Electronic Equipment and Instruments 1.1%
Cherokee International*	45,600	$406,752
Photon Dynamics*	30,400	834,632

		1,241,384

Energy 5.1%
Denbury Resources*	41,605	909,069
Harvest Natural Resources*	80,000	1,102,400
Patina Oil & Gas	48,440	1,428,496
Superior Energy Services*	98,858	1,105,232
Unit*	31,555	1,017,648

		5,562,845

Financials 9.0%
Affiliated Managers Group*	23,850	1,094,954
Apollo Investment*	50,800	692,150
Boston Private Financial Holdings	36,000	835,380
CapitalSource*	55,409	1,197,943
Collegiate Funding Services*	35,400	493,299
East West Bancorp	38,142	1,285,767
First Marblehead*	37,900	1,590,284
Nara Bancorp	21,900	391,353
UCBH Holdings	24,460	953,940
Wintrust Financial	24,420	1,292,551

		9,827,621

Health Care Equipment and Supplies 6.3%
Arrow International	27,367	758,066
Bruker BioSciences*	116,100	471,947
Closure Medical*	2,300	43,160
Cooper Companies	21,092	1,253,919
Cytyc*	46,100	1,112,393
Merit Medical Systems*	68,400	1,152,882
Mine Safety Appliances	33,600	1,248,240
Molecular Devices*	42,390	863,484

		6,904,091

Health Care Providers and Services 10.7%
Accredo Health*	32,879	1,065,115
AmSurg*	42,430	1,008,561
Chemed	31,942	1,494,886
Community Health Systems*	76,988	1,894,675
Covance*	23,000	843,870
LabOne*	45,900	1,352,903
Omnicell*	50,400	737,100
Pediatrix Medical Group*	23,699	1,498,725
Pharmaceutical Product Development*	28,200	988,269
Select Medical	67,960	872,606

		11,756,710

Hotels, Restaurants and Leisure 4.9%
Alliance Gaming*	45,359	645,459
P. F. Chang's China Bistro*	23,300	1,034,637
CKE Restaurants*	53,158	766,538
RARE Hospitality International*	34,244	964,482
Station Casinos	45,800	1,978,560

		5,389,676

See footnotes on page 4.

SELIGMAN FRONTIER FUND, INC.
SCHEDULE OF INVESTMENTS (continued) (unaudited)
July 31, 2004

	Shares	Value

Media 3.1%
Cox Radio (Class A)*	51,200	$887,296
Cumulus Media (Class A)*	88,261	1,295,671
Harris Interactive*	112,600	721,203
iVillage*	96,200	499,759

		3,403,929

Metals and Mining 3.3%
Brush Engineered Materials*	46,700	845,270
Century Aluminum*	36,624	862,312
GrafTech International*	175,864	1,939,780

		3,647,362

Office Electronics 1.0%
Zebra Technologies (Class A)*	12,741	1,051,387

Pharmaceuticals and Biotechnology 4.3%
Alexion Pharmaceuticals*	42,300	673,628
Corgentech*	36,000	497,160
Maxygen*	63,095	622,432
Medicines*	25,500	672,818
Medicis Pharmaceutical (Class A)	27,634	988,468
Nabi Biopharmaceuticals*	46,500	536,145
ZymoGenetics*	44,630	720,105

		4,710,756

Retailing 3.0%
AnnTaylor Stores*	32,340	868,006
Hot Topic*	38,190	608,749
Pep Boys - Manny, Moe & Jack	19,859	411,081
Stein Mart*	54,361	983,662
Tractor Supply*	10,200	369,750

		3,241,248

Semiconductors and Semiconductor
Equipment 4.3%
Actel*	51,174	670,732
ATMI*	32,976	771,192
DSP Group*	41,445	817,088
Mattson Technology*	84,800	758,536
Power Integrations*	31,632	638,176
Zoran*	58,291	1,030,876

		4,686,600

Software and Services 10.8%
Agile Software*	171,308	1,271,962
Answerthink*	133,700	615,689
Digital River*	39,277	1,104,273
Epicor Software*	118,938	1,471,858
FileNET*	58,762	1,114,715
Jack Henry & Associates	75,843	1,461,495
Hyperion Solutions*	50,035	2,052,185
Informatica*	122,536	744,406
iPayment Holdings*	29,944	1,157,186
Retek*	22,730	92,170
SERENA Software*	45,775	704,019

		11,789,958

See footnotes on page 4.

SELIGMAN FRONTIER FUND, INC.
SCHEDULE OF INVESTMENTS (continued) (unaudited)
July 31, 2004

	Shares or Principal Amount		Value

Transportation 2.8%
J. B. Hunt Transport Services	31,690	shs.	$1,217,054
Old Dominion Freight Line*	27,723		804,660
UTI Worldwide	19,629		1,011,973

			3,033,687

TOTAL COMMON STOCKS
(Cost $96,090,739)			107,810,331

REPURCHASE AGREEMENT 2.6%
State Street Bank & Trust 1.24%, dated 7/30/2004,
maturing 8/2/2004, in the amount of $2,840,293,
collateralized by $2,760,000 US Treasury Bonds
4.875%, 2/15/2012, with a fair market
value of $2,927,449 (Cost $2,840,000)	$2,840,000		2,840,000

TOTAL INVESTMENTS 100.9%
(Cost $98,930,739**)			110,650,331

OTHER ASSETS LESS LIABILITIES (0.9)%			(993,113)

NET ASSETS 100.0%			$109,657,218

*	Non-income producing security.
**	The cost of investments for federal income tax purposes was $99,009,886. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $19,672,538 and $8,032,093, respectively.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.
a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
a.	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	September 24, 2004

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 24, 2004

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.